Harbor SMID Cap Value ETF Expense Example - Harbor SMID Cap Value ETF - Harbor SMID Cap Value ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	$ 281